Cover	Sep. 27, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2023
Entity File Number	001-40891
Entity Registrant Name	Schultze Special Purpose Acquisition Corp. II
Entity Central Index Key	0001843100
Entity Tax Identification Number	86-1206818
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 Westchester Avenue
Entity Address, Address Line Two	Suite S-632
Entity Address, City or Town	Rye Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10573
City Area Code	914
Local Phone Number	701-5260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Trading Symbol	SAMAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SAMA
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	SAMAW
Security Exchange Name	NASDAQ